Long-term Debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2021 and September 30, 2022, are analyzed as follows:

	December 31,	September 30,
Vessel (Borrower)	2021	2022
(a) “Northsea Alpha” (Secondone)	$2,890	$—
(a) “Northsea Beta” (Thirdone)	2,890	—
(b) “Pyxis Malou” (Fourthone)	7,320	6,792
(c) “Pyxis Theta” (Seventhone)	13,750	12,850
(d) “Pyxis Epsilon” (Eighthone)	16,100	15,200
(e) “Pyxis Karteria” (Tenthone)	13,150	12,100
(b) “Pyxis Lamda” (Eleventhone)	21,680	20,333
Total	$77,780	$67,275

Current portion	$12,030	$6,100
Less: Current portion of deferred financing costs	(335)	(277)
Current portion of long-term debt, net of deferred financing costs, current	$11,695	$5,823

Long-term portion	$65,750	$61,175
Less: Non-current portion of deferred financing costs	(870)	(667)
Long-term debt, net of current portion and deferred financing costs, non-current	$64,880	$60,508

(a) Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2021, amounting to $2,890, was repayable in 5 remaining quarterly installments of $100 each amounting to $500 in the aggregate, the first falling due in February 2022, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.

On December 23, 2021, the Company entered into an agreement with a third-party to sell the small tankers, “Northsea Alpha” and “Northsea Beta” and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessels “Northsea Alpha” and “Northsea Beta” as “held for sale” were met. As at December 31, 2021, upon classification of “Northsea Alpha” and “Northsea Beta” as vessels held-for-sale, the aggregate outstanding loan balances of $5,780 was classified in the Consolidated Balance Sheets under the line item “Current portion of long-term debt, net of deferred financing costs”. On January 28, 2022 and on March 1, 2022, the “Northsea Alpha” and “Northsea Beta”, respectively, were sold. The Company upon the sale of two vessels prepaid Secondone and Thirdone’s outstanding loan balance in total.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

(b) On December 20, 2021, Fourthone and Eleventhone concluded as joint and several borrowers a loan agreement with Alpha Bank in order to refinance the existing facility of the “Pyxis Malou” and to partly finance the acquisition of the “Pyxis Lamda”.

On the same date, Fourthone drew down an amount of $7,320 and fully settled the previous loan facility outstanding balance of $7,320. As of September 30, 2022, the outstanding balance of the Fourthone loan of $6,792 is repayable in 17 consecutive quarterly installments of $176 each, the first falling due in December 2022, and the last installment accompanied by a balloon payment of $3,800 falling due in December 2026.

Upon delivery of “Pyxis Lamda”, on December 20, 2021, Eleventhone drew down an amount of $21,680. As of September 30, 2022, the outstanding balance of the Eleventhone loan of $20,333 is repayable in 17 consecutive quarterly installments of $449 each, the first falling due in December 2022, and the last installment accompanied by a balloon payment of $12,700 falling due in December 2026.

The loan bears interest at LIBOR plus a margin of 3.15% per annum.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreements:

Covenants:

●	The borrowers undertook to maintain minimum deposit with the bank of $1,500 at all times, (which shall be reduced to the amount of $1,000, comprising of $500 with respect to the “Pyxis Malou” and $500 with respect to the “Pyxis Lamda”, upon receipt of time charter employment for a period of at least six months for one of the vessels).
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis. As of September 30, 2022, the requirement was met as such ratio was 42.4%, or 32.6% lower than the required threshold.

●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the vessels, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(c) On July 8, 2020, Seventhone entered into a $15,250 secured loan agreement with Alpha Bank, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility, which was fully settled on the same day. As of September 30, 2022, the outstanding balance of the Seventhone loan of $12,850 is repayable in 12 consecutive quarterly installments of $300 each, the first falling due in October 2022, and the last installment accompanied by a balloon payment of $9,250 falling due in July 2025. The loan bears interest at LIBOR plus a margin of 3.35% per annum.

Standard loan covenants include, among others, a minimum liquidity and a MSC. The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of September 30, 2022, the requirement was met as such ratio was 42.4%, or 32.6% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the “Pyxis Theta”, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 20% of the shares and voting rights in the corporate guarantor remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

(d) As of September 30, 2022, the outstanding balance of Eighthone loan amounted to $15,200 and is repayable in 14 quarterly installments of $300 each, the first due in December 2022, and the last installment accompanied by a balloon payment of $11,000 due in March 2026. The loan bears interest at LIBOR plus a margin of 3.35% per annum.

Standard loan covenants include, among others, a minimum liquidity and a MSC. The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis. As of September 30, 2022, the requirement was met as such ratio was 42.4%, or 32.6% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Eighthone or of Pyxis or any share therein or the “Pyxis Epsilon”, as a result of which less than 100% of the shares and voting rights in Eighthone or less than 20% of the shares and voting rights in Pyxis remain in the ultimate legal and beneficial owners disclosed at the negotiation of this loan agreement.

(e) On July 9, 2021, Tenthone entered into a loan agreement with a new lender, Vista Bank, for an amount of $13,500 loan, in order to partly finance the acquisition cost of the vessel “Pyxis Karteria”. The Company drew down the amount of $13,500 upon delivery of the vessel in July 2021.

As of September 30, 2022, the Tenthone outstanding loan balance amounting to $12,100 is repayable in 24 quarterly installments of $300 each, the first due in October 2022, and the last installment accompanied by a balloon payment of $4,900 falling due in July 2028. The loan bears interest at LIBOR plus a margin of 4.8% per annum.

Standard loan covenants of the Tenthone loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $250 at all times.
●	The borrower undertakes to maintain a monthly retention account to ensure that, in each calendar month an amount equal with one third of the repayment instalment and the relevant aggregate amount of interest falling due which is payable on the next due date for payment must be transferred to the retention account.
●	MSC is to be at least 120% of the respective outstanding loan balance.
●	Not less than 20% of the ultimate beneficial ownership of (i) the shares in the corporate guarantor and (ii) the ultimate voting rights attaching to such shares is held directly or indirectly by the permitted holder.

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements.

The annual principal payments required to be made after September 30, 2022, are as follows:

To September 30,	Amount
2023	$6,100
2024	6,100
2025	15,350
2026 and thereafter	39,725
Total	$67,275

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

Total interest expense on long-term debt and the Promissory Note for the nine months ended September 30, 2021, and 2022, amounted to $2,279, and $2,803, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying Consolidated Statements of Comprehensive Income / (Loss). The Company’s weighted average interest rate (including the margin) for the nine months ended September 30, 2021 and 2022, was 5.34% and 4.82% per annum, including the Promissory Note discussed in Note 3, respectively.

As of September 30, 2022, the Company was in compliance with all of the loan covenants in its loan agreements and there was no amount available to be drawn down under the existing loan agreements.